Premises And Equipment	12 Months Ended
Dec. 31, 2013
Premises And Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 8- PREMISES AND EQUIPMENT

Year-end premises and equipment were as follows:

	2013	2012	2011
Land and land improvements	$1,293	$1,679	$1,679
Buildings	3,722	5,792	5,776
Furniture, fixtures and equipment	2,255	2,858	2,867
	7,270	10,329	10,322
Less: Accumulated Depreciation	(3,723)	(5,012)	(4,788)
	$3,547	$5,317	$5,534

Depreciation expense for 2013, 2012 and 2011 totaled $205, $237 and $384, respectively.

The Holding Company was a one-third owner of Smith Ghent LLC, an Ohio limited liability company that owned and managed the office building at 2923 Smith Road, Fairlawn, Ohio  44333, where the Holding Company’s and CFBank’s headquarters were located.  In October 2009, the Holding Company purchased the remaining two-thirds interest, making Smith Ghent LLC a wholly owned subsidiary of the Holding Company.  CFBank entered into a 10-year operating lease with Smith Ghent LLC in March 2004 that provided for monthly payments of $11, increasing 2% annually for the life of the lease through March 2014.  During 2008, the lease was amended for additional office space and provided for additional monthly payments of $3 through June 30, 2009, at which time the monthly payment continued on a month-to-month basis.  Since the purchase of the remaining two-thirds interest in Smith Ghent LLC, both rent expense paid by CFBank and rental income to Smith Ghent LLC are eliminated in consolidation.

On October 29, 2013, the Company consummated a sale of the Fairlawn office building, located at 2923 Smith Road in Fairlawn, certain furniture and fixtures, and adjacent land for approximately $3.2 million and recognized a gain on sale of fixed assets of approximately $1.1 million.  As a result of the sale, the Company relocated its Fairlawn main office branch during December of 2013 to a nearby location for a short term interim period until its new permanent, expanded branch facility is ready for occupancy.  Based on the aforementioned transaction, the subsidiaries were legally dissolved prior to year end 2013.

At December 31, 2012, CFBank had $167 of land in an adjacent lot in assets held for sale, which was sold in 2013 with the building.

During the fourth quarter of 2013, the Company entered into a lease agreement to open a Commercial Banking Loan office in Woodmere, Ohio.  The office opened in January of 2014.

Operating Leases:  As a result of the aforementioned transaction, the Company now leases certain branch and loan office property space under two operating leases. The Fairlawn branch is a ten year operating lease beginning in 2014 with annual rent increases each year. There is one five year renewal option on this lease. The Woodmere lease is for a 128 -month term commencing January 1, 2014 with no renewal options.  Each lease requires CFBank to absorb its pro rata share of building operating expenses and utilities based on square footage. The Company’s lease for the interim main office branch location is not material.  There were no lease expenses in 2012.  During 2013, CFBank incurred partial prorated lease payment for December 2013 related to its interim location, which was not material.  Leasehold improvements are depreciated straight line over the lease term before consideration of renewal options.  Lease expense is recognized evenly over the lease term to account for lease incentives.  Rent commitments, before renewal options, are as follows.

2014	$103
2015	294
2016	295
2017	320
2018	321
Thereafter	1,830
$3,163